Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Columbia Select Short Corporate Income Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	4.12%	1.41%	2.38%
Columbia Select Short Corporate Income Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	3.40%	0.85%	1.73%
Columbia Select Short Corporate Income Fund - Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	5.44%	1.86%	2.75%
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Average Annual Return, Percent	5.49%	1.91%	2.80%
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Average Annual Return, Percent	5.55%	1.96%	2.86%
Without Sales Load [Member] | Columbia Select Short Corporate Income Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	5.18%	1.61%	2.49%
Without Sales Load [Member] | Columbia Select Short Corporate Income Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	4.40%	0.85%	1.73%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. 1-5 Year Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Corporate Index
Average Annual Return, Percent	5.71%	1.95%	2.71%